Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	Tingo Group, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus included in this Registration Statement is a combined prospectus relating to:(i) the issuance by the registrant of 33,707,856 shares of common stock, par value $0.001 per share (the “Common Stock”) issued or issuable upon exercise of common stock purchase warrants that were originally issued to investors in connection with the 2021 February Offering of which: (a) 22,471,904 represents shares of Common Stock underlying Series A warrants issued in the 2021 February Offering and; (b) 11,235,952 represents shares of common stock underlying Series B warrants issued in the 2021 February Offering; and(ii) the issuance by the registrant of 8,000,000 shares of Common Stock issued or issuable upon exercise of common stock purchase warrants that were originally issued to investors in connection with the November 2020 Offering; and(iii) the resale of 2,755,103 shares of Common Stock issued or issuable upon exercise of common stock purchase warrants that were originally issued to 12 accredited investors in the 2021 March Offering, the sale of such shares of Common Stock having been previously registered on the Selling Stockholder Registration Statement.This Registration Statement is being filed on Form S-1 because the registrant is no longer eligible to utilize a registration statement on Form S-3 as of April 15, 2022.
Entity Central Index Key	0000854800
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2023
Entity Small Business	true
Entity Emerging Growth Company	false